Use of Estimates, Judgments and Assumptions - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2018	Jun. 30, 2017
Disclosure of changes in accounting estimates [line items]
Income tax expenses	€ 87	€ 107	[1]	€ 139	€ 118	[1]
United States [member]
Disclosure of changes in accounting estimates [line items]
Income tax expenses	€ 100	€ 100		€ 100	€ 100

[1]	See Note 3 for details regarding the restatement as a result of a change in accounting policy.